BORROWINGS AND FINANCING (Details 3) R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	R$ 41,440,948
Later Than Two Years And Not Later Than Three Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	5,269,952
Later Than Three Years And Not Later Than Four Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	3,874,476
Later Than Four Years And Not Later Than Five Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	3,459,429
Later Than Five Years And Not Later Than Six Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	2,987,485
Later Than Six Years And Not Later Than Seven Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	15,679,366
Later Than Seven Years And Not Later Than Seven Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	5,530,152
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	25,254,057
Foreign Currency [Member] | Later Than Two Years And Not Later Than Three Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	2,823,112
Foreign Currency [Member] | Later Than Three Years And Not Later Than Four Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	852,419
Foreign Currency [Member] | Later Than Four Years And Not Later Than Five Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	2,307,737
Foreign Currency [Member] | Later Than Five Years And Not Later Than Six Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	2,469,116
Foreign Currency [Member] | Later Than Six Years And Not Later Than Seven Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	796,378
Foreign Currency [Member] | Later Than Seven Years And Not Later Than Seven Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	12,992,073
Foreign Currency [Member] | After Seven Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	3,013,222
National Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	4,640,088
National Currency [Member] | Later Than Two Years And Not Later Than Three Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	2,446,840
National Currency [Member] | Later Than Three Years And Not Later Than Four Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	3,022,057
National Currency [Member] | Later Than Four Years And Not Later Than Five Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	1,151,692
National Currency [Member] | Later Than Five Years And Not Later Than Six Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	2,170,972
National Currency [Member] | Later Than Six Years And Not Later Than Seven Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	2,191,107
National Currency [Member] | Later Than Seven Years And Not Later Than Seven Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	2,687,293
National Currency [Member] | After Seven Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	2,516,930
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	R$ 16,186,891